Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2030 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2030 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 662
3 Years	845
5 Years	1,045
10 Years	1,619
Fidelity Advisor Freedom 2030 Fund - Class C
Expense Example, No Redemption:
1 Year	168
3 Years	520
5 Years	897
10 Years	1,754
Fidelity Advisor Freedom 2030 Fund - Class M
Expense Example, No Redemption:
1 Year	463
3 Years	703
5 Years	961
10 Years	1,699
Fidelity Advisor Freedom 2030 Fund - Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Advisor Freedom 2030 Fund - Class Z
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701